Property, Plant and Equipment	12 Months Ended
Dec. 31, 2022
Notes to Consolidated Financial Statements [Abstract]
Property, Plant and Equipment	NOTE 13 PROPERTY, PLANT AND EQUIPMENT Machinery Mine Land and Buildings and and Development Assets Under Improvements Improvements Equipment Costs Construction Total Useful life range (years) 1 – 85 1 – 70 1 – 80 1 – 60 n/a Carrying amount – December 31, 2021 1,073 6,305 10,221 853 1,564 20,016 Acquisitions (Note 25) 12 40 23 ‐ 65 140 Additions 17 9 25 ‐ 2,202 2,253 Additions – Right-of-use ("ROU") assets ‐ 51 230 ‐ ‐ 281 Disposals (9) (13) (24) ‐ ‐ (46) Transfers 35 163 1,281 170 (1,649) ‐ Foreign currency translation and other 5 2 55 30 (90) 2 Depreciation (35) (185) (1,006) (94) ‐ (1,320) Depreciation – ROU assets (2) (58) (279) ‐ ‐ (339) Reversal of impairment 105 26 491 149 9 780 Carrying amount – December 31, 2022 1,201 6,340 11,017 1,108 2,101 21,767 Balance – December 31, 2022 is composed of: Cost 1,605 8,795 22,023 2,699 2,101 37,223 Accumulated depreciation and impairments (404) (2,455) (11,006) (1,591) ‐ (15,456) Carrying amount – December 31, 2022 1,201 6,340 11,017 1,108 2,101 21,767 Balance – December 31, 2022 is composed of: Owned property, plant and equipment 1,173 5,956 10,267 1,108 2,101 20,605 ROU assets 28 384 750 ‐ ‐ 1,162 Carrying amount – December 31, 2022 1,201 6,340 11,017 1,108 2,101 21,767 Carrying amount – December 31, 2020 1,090 6,305 10,336 723 1,206 19,660 Acquisitions (Note 25) 2 3 5 ‐ ‐ 10 Additions 7 18 97 ‐ 1,646 1,768 Additions – ROU assets ‐ 140 238 ‐ ‐ 378 Disposals (29) (21) (35) ‐ (1) (86) Transfers 38 142 874 145 (1,199) ‐ Foreign currency translation and other 2 (34) (41) 55 (83) (101) Depreciation (35) (191) (991) (70) ‐ (1,287) Depreciation – ROU assets (2) (57) (248) ‐ ‐ (307) Impairment ‐ ‐ (14) ‐ (5) (19) Carrying amount – December 31, 2021 1,073 6,305 10,221 853 1,564 20,016 Balance – December 31, 2021 is composed of: Cost 1,547 8,584 20,627 2,496 1,564 34,818 Accumulated depreciation and impairments (474) (2,279) (10,406) (1,643) ‐ (14,802) Carrying amount – December 31, 2021 1,073 6,305 10,221 853 1,564 20,016 Balance – December 31, 2021 is composed of: Owned property, plant and equipment 1,044 5,930 9,517 853 1,564 18,908 ROU assets 29 375 704 ‐ ‐ 1,108 Carrying amount – December 31, 2021 1,073 6,305 10,221 853 1,564 20,016 Depreciation of property, plant and equipment was included in the following: 2022 2021 Freight, transportation and distribution 148 133 Cost of goods sold 1,024 1,052 Selling expenses 424 416 General and administrative expenses 42 36 Depreciation recorded in earnings 1,638 1,637 Depreciation recorded in inventory 151 112 Impairment Reversals In 2022, we revised our pricing forecasts to reflect the current macroeconomic environment, which triggered an impairment review at our Phosphate cash-generating units (“CGUs”), Aurora and White Springs. In 2020, we recorded a total impairment of assets relating to property plant and equipment at Aurora of $ 545 . In 2017 and 2020, we recorded total impairment of assets at White Springs relating to property, plant and equipment of $ 250 and $ 215 , respectively. Due to increases in our forecasts, the recoverable amounts of both CGUs were above their carrying amounts. As a result, we fully reversed the previously recorded impairments, net of depreciation that would have been incurred had no impairment been recognized, in the statement of earnings relating to property, plant and equipment . Cash-generating units Aurora White Springs Segment Phosphate Impairment reversal indicator Higher forecasted global prices Impairment reversal date June 30, 2022 September 30, 2022 Valuation methodology Fair value less costs of disposal ("FVLCD"), a Level 3 measurement Value in use ("VIU") Valuation technique Five-year DCF 1 DCF 2 Recoverable amount 2,900 770 Carrying amount 1,200 425 Pre-tax impairment reversal (net of depreciation) 450 330 1 Five-year discounted cash flow plus a terminal year to end of mine life. 2 Discounted cash flow to end of mine life. The recoverable amount estimate is most sensitive to the following key assumptions: our internal sales and input price forecasts, which consider projections from independent third-party data sources, discount rate and expected mine life. We used key assumptions that were based on historical data and estimates of future results from internal sources, external price benchmarks, and mineral reserve technical reports, as well as industry and market trends. Cash-generating units Aurora White Springs Key assumptions 1 End of mine life (proven and probable reserves) (year) 2050 2030 Long-term growth rate (%) 2.0 n/a Pre-tax discount rate (%) n/a 15.2 2 Post-tax discount rate (%) 10.4 12.0 2 Forecasted EBITDA 3 3,090 980 1 At impairment reversal date. 2 Discount rate used in the previous measurement was 12.0% (pre-tax – 15.2%). 3 First five years of the forecast period.